Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2024	Dec. 31, 2023
Class A Common Shares
Common shares, par value (in Dollars per share)	[1]	$ 8	$ 8
Common shares, shares authorized	[1]	4,980,000,000	4,980,000,000
Common shares, shares issued	[1]	13,757,773	12,973,209
Common shares, shares outstanding	[1]	13,757,773	12,973,209
Class B Common Shares
Common shares, par value (in Dollars per share)	[1]	$ 8	$ 8
Common shares, shares authorized	[1]	20,000,000	20,000,000
Common shares, shares issued	[1]	12,195	12,195
Common shares, shares outstanding	[1]	12,195	12,195

[1]	Retroactively restated for one-for-twenty reverse split with effective date of November 22, 2024.